Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of available for sale investments cumulative unrealized profit and loss - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Chilean central bank and government securities
Amortized cost		$ (39,634)
Fair value	$ 7,062,407	3,981,088
Unrealized profit	7,162,542	4,010,272
Unrealized loss	159,535	68,818
Later than one year [member]
Chilean central bank and government securities
Amortized cost	(56,680)	(39,634)
Fair value
Unrealized profit
Unrealized loss
Due Within 1 Year [Member]
Chilean central bank and government securities
Amortized cost	(56,680)
Fair value	7,062,407	3,981,088
Unrealized profit	7,162,542	4,010,272
Unrealized loss	159,535	68,818
Chilean Central Bank And Government Securities [Member]
Chilean central bank and government securities
Amortized cost		(27,115)
Fair value	6,296,639	3,352,833
Unrealized profit	6,353,360	3,367,557
Unrealized loss	96,180	41,839
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean central bank and government securities
Amortized cost		(1,777)
Fair value		270,979
Unrealized profit		272,802
Unrealized loss		3,600
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Chilean central bank and government securities
Fair value	1,008,450	1,186,487
Unrealized profit	1,008,450	1,186,724
Unrealized loss		237
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Chilean central bank and government securities
Amortized cost		(25,338)
Fair value	5,288,189	1,895,367
Unrealized profit	5,344,910	1,908,031
Unrealized loss	96,180	38,002
Chilean Central Bank And Government Securities [Member] | Later than one year [member]
Chilean central bank and government securities
Amortized cost	(36,739)	(27,115)
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank And Government Securities [Member] | Later than one year [member] | Chilean Central Bank Bonds [Member]
Chilean central bank and government securities
Amortized cost		(1,777)
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank And Government Securities [Member] | Later than one year [member] | Chilean Central Bank Notes [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank And Government Securities [Member] | Later than one year [member] | Other Chilean Central Bank And Government Securities [Member]
Chilean central bank and government securities
Amortized cost	(36,739)	(25,338)
Fair value
Unrealized profit
Unrealized loss
Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member]
Chilean central bank and government securities
Amortized cost	(36,739)
Fair value	6,296,639	3,352,833
Unrealized profit	6,353,360	3,367,557
Unrealized loss	96,180	41,839
Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member] | Chilean Central Bank Bonds [Member]
Chilean central bank and government securities
Fair value		270,979
Unrealized profit		272,802
Unrealized loss		3,600
Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member] | Chilean Central Bank Notes [Member]
Chilean central bank and government securities
Fair value	1,008,450	1,186,487
Unrealized profit	1,008,450	1,186,724
Unrealized loss		237
Chilean Central Bank And Government Securities [Member] | Due Within 1 Year [Member] | Other Chilean Central Bank And Government Securities [Member]
Chilean central bank and government securities
Amortized cost	(36,739)
Fair value	5,288,189	1,895,367
Unrealized profit	5,344,910	1,908,031
Unrealized loss	96,180	38,002
Other Chilean Securities [Member]
Chilean central bank and government securities
Fair value	13,897	16,767
Unrealized profit	16,731	19,556
Unrealized loss	2,834	2,789
Other Chilean Securities [Member] | Time Deposits In Chilean Financial Institutions [Member]
Chilean central bank and government securities
Fair value	299	398
Unrealized profit	299	398
Unrealized loss
Other Chilean Securities [Member] | Mortgage Finance Bonds Of Chilean Financial Institutions [Member]
Chilean central bank and government securities
Fair value	13,293	15,962
Unrealized profit	14,022	16,748
Unrealized loss	729	786
Other Chilean Securities [Member] | Chilean Financial Institution Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Chilean Corporate Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Other Instruments Issued in The Country [Member]
Chilean central bank and government securities
Fair value	305	407
Unrealized profit	2,410	2,410
Unrealized loss	2,105	2,003
Other Chilean Securities [Member] | Later than one year [member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Later than one year [member] | Time Deposits In Chilean Financial Institutions [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Later than one year [member] | Mortgage Finance Bonds Of Chilean Financial Institutions [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Later than one year [member] | Chilean Financial Institution Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Later than one year [member] | Chilean Corporate Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Later than one year [member] | Other Instruments Issued in The Country [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Due Within 1 Year [Member]
Chilean central bank and government securities
Fair value	13,897	16,767
Unrealized profit	16,731	19,556
Unrealized loss	2,834	2,789
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Time Deposits In Chilean Financial Institutions [Member]
Chilean central bank and government securities
Fair value	299	398
Unrealized profit	299	398
Unrealized loss
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Mortgage Finance Bonds Of Chilean Financial Institutions [Member]
Chilean central bank and government securities
Fair value	13,293	15,962
Unrealized profit	14,022	16,748
Unrealized loss	729	786
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Chilean Financial Institution Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Chilean Corporate Bonds [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Other Chilean Securities [Member] | Due Within 1 Year [Member] | Other Instruments Issued in The Country [Member]
Chilean central bank and government securities
Fair value	305	407
Unrealized profit	2,410	2,410
Unrealized loss	2,105	2,003
Foreign Financial Securities [Member]
Chilean central bank and government securities
Fair value	751,871
Unrealized profit	792,451
Unrealized loss	60,521
Foreign Financial Securities [Member] | Foreign Central Banks And Government Securities [Member]
Chilean central bank and government securities
Fair value	269,477
Unrealized profit	269,803
Unrealized loss	20,267
Foreign Financial Securities [Member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Fair value	482,394
Unrealized profit	522,648
Unrealized loss	40,254
Foreign Financial Securities [Member] | Later than one year [member]
Chilean central bank and government securities
Amortized cost	(19,941)
Fair value
Unrealized profit
Unrealized loss
Foreign Financial Securities [Member] | Later than one year [member] | Foreign Central Banks And Government Securities [Member]
Chilean central bank and government securities
Amortized cost	(19,941)
Fair value
Unrealized profit
Unrealized loss
Foreign Financial Securities [Member] | Later than one year [member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Amortized cost
Fair value
Unrealized profit
Unrealized loss
Foreign Financial Securities [Member] | Due Within 1 Year [Member]
Chilean central bank and government securities
Amortized cost	(19,941)
Fair value	751,871
Unrealized profit	792,451
Unrealized loss	60,521
Foreign Financial Securities [Member] | Due Within 1 Year [Member] | Foreign Central Banks And Government Securities [Member]
Chilean central bank and government securities
Amortized cost	(19,941)
Fair value	269,477
Unrealized profit	269,803
Unrealized loss	20,267
Foreign Financial Securities [Member] | Due Within 1 Year [Member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Fair value	482,394
Unrealized profit	522,648
Unrealized loss	$ 40,254
Foreign Central Banks And Government Securities [Member]
Chilean central bank and government securities
Amortized cost		(12,519)
Fair value		611,488
Unrealized profit		623,159
Unrealized loss		24,190
Foreign Central Banks And Government Securities [Member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Amortized cost		(1,074)
Fair value		413,468
Unrealized profit		425,474
Unrealized loss		13,080
Foreign Central Banks And Government Securities [Member] | Foreign Financial Securities [Member]
Chilean central bank and government securities
Amortized cost		(11,445)
Fair value		198,020
Unrealized profit		197,685
Unrealized loss		11,110
Foreign Central Banks And Government Securities [Member] | Later than one year [member]
Chilean central bank and government securities
Amortized cost		(12,519)
Fair value
Unrealized profit
Unrealized loss
Foreign Central Banks And Government Securities [Member] | Later than one year [member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Amortized cost		(1,074)
Fair value
Unrealized profit
Unrealized loss
Foreign Central Banks And Government Securities [Member] | Later than one year [member] | Foreign Financial Securities [Member]
Chilean central bank and government securities
Amortized cost		(11,445)
Fair value
Unrealized profit
Unrealized loss
Foreign Central Banks And Government Securities [Member] | Due Within 1 Year [Member]
Chilean central bank and government securities
Fair value		611,488
Unrealized profit		623,159
Unrealized loss		24,190
Foreign Central Banks And Government Securities [Member] | Due Within 1 Year [Member] | Other Foreign Financial Securities [Member]
Chilean central bank and government securities
Fair value		413,468
Unrealized profit		425,474
Unrealized loss		13,080
Foreign Central Banks And Government Securities [Member] | Due Within 1 Year [Member] | Foreign Financial Securities [Member]
Chilean central bank and government securities
Fair value		198,020
Unrealized profit		197,685
Unrealized loss		$ 11,110